Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,243,762,500
Previously Paid Amount	0
Total Fee Amount	171,763.61
Total Offset Amount	0
Net Fee	$ 171,763.61
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A